GLVEY-SUP-3

Summary and Statutory Prospectuses Supplement dated June 1, 2017

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, B, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Global Low Volatility Equity Yield Fund

Jens Langewand will no longer serve as Portfolio Manager to Invesco Global Low Volatility Equity Yield Fund. All references to Mr. Langewand in the prospectuses are hereby removed as of the date set forth above.

GLVEY-SUP-3

AGS-STATSUP-6

Statutory Prospectus Supplement dated June 1, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco Alternative Strategies Fund

Invesco Conservative Allocation Fund

Invesco Convertible Securities Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Inflation Fund

Invesco Quality Income Fund

Invesco Small Cap Growth Fund

Jens Langewand will no longer serve as Portfolio Manager to Invesco Global Low Volatility Equity Yield Fund. All references to Mr. Langewand in the prospectuses are hereby removed as of the date set forth above.

AGS-STATSUP-6

AGS-SOAI-SUP-4

Statement of Additional Information Supplement dated June 1, 2017

The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Class A, B, C, R, S, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco Alternative Strategies Fund

Invesco Conservative Allocation Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Inflation Fund

Invesco Small Cap Growth Fund

Jens Langewand will no longer serve as Portfolio Manager to Invesco Global Low Volatility Equity Yield Fund. All references to Mr. Langewand in the Statements of Additional Information are hereby removed as of the date set forth above.

AGS-SOAI-SUP-4